Marketable Securities (Details)	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CAD ($) shares	Mar. 04, 2024 shares	Sep. 19, 2023 shares
Marketable Securities [Line Items]
Ordinary shares				4,598	10,998
Flowr Corporation [Member]
Marketable Securities [Line Items]
Purchased of ordinary shares	14,285,714
Ordinary shares	14,285,714
Private Placement [Member]
Marketable Securities [Line Items]
Purchased of ordinary shares		14,285,714	14,285,714
Consideration		$ 801,160	$ 1,000,000